WANGER ADVISORS TRUST
                             ----------------------

                          WANGER U.S. SMALLER COMPANIES
                         WANGER INTERNATIONAL SMALL CAP
                                  WANGER SELECT
                           WANGER INTERNATIONAL SELECT

                  (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")
     SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005 (THE "PROSPECTUSES")

     This supplement is effective on August 22, 2005, the date of the name changes referenced below.

     Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.



                                                            September 2, 2005

                             WANGER ADVISORS TRUST
                             ---------------------

                          WANGER U.S. SMALLER COMPANIES
                         WANGER INTERNATIONAL SMALL CAP
                                  WANGER SELECT
                           WANGER INTERNATIONAL SELECT

The Funds listed above are referred to collectively as the "Funds." This supplement is effective on August 22, 2005, the date of the name changes referenced below.

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005

     Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) have changed their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.




                                                            September 2, 2005